Customer and Supplier Concentrations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Customer and Supplier Concentrations [Line Items]
Receivable (in Dollars)			$ 891,784
Accounts Payable [Member]
Customer and Supplier Concentrations [Line Items]
Due amount (in Dollars)	$ 3,369,671
One Customer [Member]
Customer and Supplier Concentrations [Line Items]
Receivable (in Dollars)		$ 4,999,459
Other Customer [Member]
Customer and Supplier Concentrations [Line Items]
Receivable (in Dollars)	$ 4,876,568
Two Customers [Member]
Customer and Supplier Concentrations [Line Items]
Receivable (in Dollars)		$ 0
Customer Concentration Risk [Member] | One Customer [Member] | Total Sales [Member]
Customer and Supplier Concentrations [Line Items]
Substantial portion sold	18.20%		37.02%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Substantial portion sold	16.72%	40.65%
Customer Concentration Risk [Member] | Other Customer [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Substantial portion sold	51.32%	35.84%	80.35%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Substantial portion sold		10.08%
Customer Concentration Risk [Member] | Due from Customer [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Substantial portion sold		54.50%	17.92%
Supplier Concentration Risk [Member] | Four Suppliers [Member] | Total Purchases [Member]
Customer and Supplier Concentrations [Line Items]
Substantial portion sold	55.57%
Supplier Concentration Risk [Member] | Four Suppliers [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations [Line Items]
Substantial portion sold	35.35%
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations [Line Items]
Substantial portion sold	46.72%
Supplier Concentration Risk [Member] | Supplier Three [Member] | Total Purchases [Member]
Customer and Supplier Concentrations [Line Items]
Substantial portion sold		41.45%	55.30%
Supplier Concentration Risk [Member] | Supplier Three [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations [Line Items]
Substantial portion sold		77.21%	68.46%